Leases (Tables)	9 Months Ended
Sep. 30, 2023
Leases [Abstract]
Schedule of Operating Lease	The following table summarizes quantitative information about the Company’s operating leases for the three and nine months ended September 30, 2023 and 2022 (dollars in thousands):
	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Operating cash flows from operating leases	$208	$159	$536	$472
Right-of-use assets exchanged for operating lease liabilities	$—	$—	$483	$624
Weighted average remaining lease term (in years)	1.3	0.4	1.3	0.4
Weighted average discount rate	8.5%	6.7%	8.5%	6.7%

Schedule of General and Administrative Expense	The following table provides the components of the Company’s lease cost included in general and administrative expense in the condensed consolidated statement of operations (in thousands):
	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Operating leases
Operating lease cost	$205	$132	$597	$396
Variable lease cost	92	45	256	78
Operating lease expense	297	177	853	474
Short-term lease rent expense	41	—	69	—
Total rent expense	$338	$177	$922	$474

Schedule of Non-Cancelable Operating Lease	As of September 30, 2023, future minimum payments under the non-cancelable operating leases under ASC 842 were as follows (in thousands):
Three months ending December 31, 2023	$208
Year ending December 31, 2024	894
Total	1,102
Less: imputed interest	(61)
Operating lease liabilities	$1,041